SEGMENTED INFORMATION - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [abstract]
Current income tax expense	$ (246)	$ (101)	$ (601)	$ (297)
Deferred income tax (expense)/recovery	(301)	96	(490)	(72)
Income tax expense	$ (547)	$ (5)	$ (1,091)	$ (369)